Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Trade payables	$ 1,050	$ 1,139
Deferred tax liabilities	18	429
Contract liabilities	4,341	11,572
License and development services agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contract liabilities	4,341	11,249
Deferred revenue
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contract liabilities	$ 0	$ 323	$ 1,940